UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2016 is filed herewith.

MainStay Cushing Energy Income Fund

Portfolio of Investments August 31, 2016 (Unaudited)

	Common Stocks 57.8% †	Shares	Value
	Exploration & Production 54.6%
	France 4.3%
♦	Total S.A.	71,500	$3,414,125
	Netherlands 5.8%
♦	Royal Dutch Shell PLC	94,700	4,630,830
	Norway 5.1%
♦	Statoil ASA	263,000	4,115,950
	United Kingdom 3.9%
♦	BP PLC	93,194	3,155,549
	United States 35.5%
	Anadarko Petroleum Corporation	32,800	1,753,816
♦	Chevron Corporation	51,400	5,169,812
♦	Devon Energy Corporation	70,111	3,037,910
♦	EOG Resources, Inc.	36,156	3,199,444
♦	Exxon Mobil Corporation	59,400	5,176,116
	Noble Energy, Inc.	37,000	1,275,760
♦	Occidental Petroleum Corporation	51,800	3,980,830
♦	Pioneer Natural Resource Company	22,938	4,107,049
	Synergy Resources Corporation (a)	125,000	818,750
			43,835,941
	Natural Gas Gatherers & Processors 3.2%
	United States 3.2%
	Targa Resources Corporation	59,582	2,596,583

	Total Common Stocks (Cost $47,720,345)		46,432,524

	Convertible Preferred Stocks 3.1%
	Large Cap Diversified 3.1%
	United States 3.1%
	Kinder Morgan, Inc., Series A, 9.75%	50,000	2,494,500

	Total Convertible Preferred Stocks (Cost $2,382,994)		2,494,500

	MLP Investments and Related Companies 27.4%
	Crude Oil & Refined Products 6.0%
	United States 6.0%
	Genesis Energy, L.P.	20,000	715,800
	NuStar Energy, L.P.	39,900	1,915,200
	Rose Rock Midstream, L.P.	85,859	2,156,778
			4,787,778
	Large Cap Diversified 9.4%
	United States 9.4%
	Energy Transfer Partners, L.P.	70,072	2,798,676
	ONEOK Partners, L.P.	54,300	2,104,125
	Williams Partners, L.P.	69,100	2,632,710
			7,535,511
	Natural Gas Gatherers & Processors 1.0%
	United States 1.0%
	EnLink Midstream Partners, L.P.	45,000	794,250

	Propane 3.1%
	United States 3.1%
	NGL Energy Partners, L.P.	136,500	2,476,110

	Shipping 6.0%
	Republic of the Marshall Islands 6.0%
	GasLog Partners, L.P.	95,000	1,884,800
	Golar LNG Partners, L.P.	153,500	2,980,970
			4,865,770
	Upstream 1.9%
	United States 1.9%
	Dorchester Minerals, L.P.	49,598	738,514
	Mid-Con Energy Partners, L.P. (a) (b)	348,837	763,953
			1,502,467

	Total MLP Investments and Related Companies (Cost $22,309,605)		21,961,886

	Fixed Income 7.1%	Principal	Value
	Exploration & Production 1.2%
	United States 1.2%
	SM Energy Company
	6.13%, 11/15/2022	1,000,000	977,500

	Oil & Gas Exploration & Production 4.4%
	United States 4.4%
	Rice Energy, Inc.
	6.25%, 05/01/2022	1,000,000	1,030,000
	Sanchez Energy Corporation
	6.13%, 01/15/2023	2,000,000	1,590,000
	Whiting Petroleum Corporation
	5.75%, 03/15/2021	1,000,000	901,250
			3,521,250
	Upstream 1.5%
	United States 1.5%
	Legacy Reserves, L.P.
	6.63%, 12/01/2021	1,500,000	742,500
	Memorial Production Partners, L.P.
	6.88%, 08/01/2022	1,000,000	500,000
			1,242,500
	Total Fixed Income (Cost $6,157,944)		5,741,250

	Short-Term Investments - Investment Companies 4.4%
	United States 4.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.26% (c)	875,504	875,504
	First American Prime Obligations Fund - Class Z, 0.24% (c)	875,354	875,354
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.27% (c)	875,354	875,354
	Invesco Government & Agency Portfolio, 0.29% (c)	875,354	875,354

	Total Short-Term Investments - Investment Companies (Cost $3,501,566)		3,501,566

	Total Investments (Cost $82,072,454) (d)	99.8%	80,131,726
	Other Assets in Excess of Liabilities	0.2	122,939
	Net Assets	100.0%	$80,254,665

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2016, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2016. As such, it is classified as a non-income producing security as of August 31, 2016.
(b)	Illiquid security - As of August 31, 2016, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $763,953, which represented 0.95% of the Fund's net assets.
(c)	Rate reported is the current yield as of August 31, 2016.
(d)	As of August 31, 2016, cost was $86,907,194 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,025,934
Gross unrealized depreciation	(12,801,402)
Net unrealized depreciation	$(6,775,468)

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$46,432,524	$–	$–	$46,432,524
Convertible Preferred Stocks	2,494,500	–	–	2,494,500
MLP Investments and Related Companies	21,197,933	763,953	–	21,961,886
Fixed Income	5,741,250	–	–	5,741,250
Short-Term Investments	3,501,566	–	–	3,501,566
Total Investments in Securities	$79,367,773	$763,953	$–	$80,131,726

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cushing MLP Premier Fund

Portfolio of Investments August 31, 2016 (Unaudited)

	Common Stocks 6.4% †	Shares	Value
	Diversified General Partners 1.5%
	United States 1.5%
	ONEOK, Inc.	439,800	$20,622,222

	Large Cap Diversified 0.0%
	United States 0.0%
	Kinder Morgan, Inc.	1	22

	Natural Gas Gatherers & Processors 4.9%
	United States 4.9%
♦	Targa Resources Corporation	1,500,975	65,412,490

	Total Common Stocks (Cost $70,837,445)		86,034,734

	MLP Investments and Related Companies 91.6%
	Crude Oil & Refined Products 27.8%
	United States 27.8%
	Blueknight Energy Partners, L.P. (a)	2,161,200	12,426,900
	Enbridge Energy Partners, L.P.	2,322,800	54,028,328
	Genesis Energy, L.P.	740,061	26,486,783
	MPLX, L.P.	1,076,126	35,652,054
	NuStar Energy, L.P.	749,000	35,952,000
	Rose Rock Midstream, L.P.	263,957	6,630,600
♦	Shell Midstream Partners, L.P.	1,995,434	60,800,874
	Sunoco Logistics Partners, L.P.	1,923,400	56,932,640
	Sunoco, L.P.	950,000	28,291,000
♦	Tesoro Logistics, L.P.	1,218,600	58,444,056
			375,645,235
	General Partners 3.9%
	United States 3.9%
	Crestwood Equity Partners, L.P.	1,200,000	24,960,000
	Energy Transfer Equity, L.P.	912,200	16,328,380
	Plains GP Holdings, L.P.	955,000	10,867,900
			52,156,280
	Large Cap Diversified 29.8%
	United States 29.8%
♦	Energy Transfer Partners, L.P.	2,985,312	119,233,361
♦	Enterprise Products Partners, L.P.	2,504,750	66,125,400
	Magellan Midstream Partners, L.P.	381,615	26,838,983
	ONEOK Partners, L.P.	1,301,600	50,437,000
♦	Plains All American Pipeline, L.P.	2,190,905	61,476,794
♦	Williams Partners, L.P.	2,050,000	78,105,000
			402,216,538
	Natural Gas Gatherers & Processors 11.5%
	United States 11.5%
	American Midstream Partners, L.P.	1,700,000	22,593,000
	DCP Midstream Partners, L.P.	801,000	26,248,770
♦	EnLink Midstream Partners, L.P.	3,691,700	65,158,505
	Western Gas Partners, L.P.	823,600	41,443,552
			155,443,827
	Natural Gas Transportation & Storage 8.1%
	United States 8.1%
♦	EQT Midstream Partners, L.P.	855,000	67,211,550
	Spectra Energy Partners L.P.	375,000	17,111,250
	Tallgrass Energy Partners, L.P.	550,000	25,344,000
			109,666,800
	Propane 8.0%
	United States 8.0%
♦	NGL Energy Partners, L.P.	4,913,652	89,133,647
	Suburban Propane Partners, L.P.	585,204	19,399,513
			108,533,160
	Shipping 2.5%
	Republic of the Marshall Islands 2.5%
	Golar LNG Partners, L.P.	1,700,000	33,014,000

	Total MLP Investments and Related Companies (Cost $1,020,781,915)		1,236,675,840

	Preferred Stocks 1.1%
	Crude Oil & Refined Products 1.1%
	United States 1.1%
	Blueknight Energy Partners, L.P. (a)	1,902,541	14,839,820

	Total Preferred Stocks (Cost $14,260,023)		14,839,820

	Short-Term Investments - Investment Companies 4.4%
	United States 4.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.26% (b)	14,858,486	14,858,486
	First American Prime Obligations Fund - Class Z, 0.24% (b)	14,858,486	14,858,486
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.27% (b)	14,858,486	14,858,486
	STIT-Government & Agency Portfolio, 0.29% (b)	14,858,486	14,858,486

	Total Short-Term Investments - Investment Companies (Cost $59,433,944)		59,433,944

	Total Investments (Cost $1,165,313,327) (c)	103.5%	1,396,984,338
	Liabilities in Excess of Other Assets	(3.5)	(46,885,461)
	Net Assets	100.0%	$1,350,098,877

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2016, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of August 31, 2016, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $27,266,720, which represented 2.02% of the Fund's net assets.
(b)	Rate reported is the current yield as of August 31, 2016.
(c)	As of August 31, 2016, cost was $1,112,271,339 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$676,884,154
Gross unrealized depreciation	(392,171,155)
Net unrealized appreciation	$284,712,999

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$86,034,734	$–	$–	$86,034,734
MLP Investments and Related Companies	1,236,675,840	–	–	1,236,675,840
Preferred Stocks	14,839,820	–	–	14,839,820
Short-Term Investments	59,433,944	–	–	59,433,944
Total Investments in Securities	$1,396,984,338	$–	$–	$1,396,984,338

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cushing Renaissance Advantage Fund

Portfolio of Investments August 31, 2016 (Unaudited)

	Common Stocks 79.6% †	Shares	Value
	Chemicals 10.5%
	Bermuda 4.3%
♦	Axalta Coating Systems Ltd. (a)	304,650	$8,719,083
	Netherlands 0.7%
	LyondellBasell Industries NV	19,053	1,503,091
	United States 5.5%
	Olin Corporation	213,825	4,627,173
	Platform Specialty Products Corporation (a)	167,361	1,514,617
	PPG Industries, Inc.	15,877	1,681,057
	The Sherwin Williams Company	6,283	1,782,550
	Westlake Chemical Corporation	29,719	1,540,039
			21,367,610
	Commercial Service Supplies & Distributors 0.8%
	United States 0.8%
	Team, Inc. (a)	50,511	1,604,734

	Crude Oil & Refined Products 3.4%
	Republic of the Marshall Islands 3.4%
♦	VTTI Energy Partners, L.P.	362,809	6,976,817

	Energy Equipment & Services 2.7%
	United States 2.7%
	Halliburton Company	79,749	3,430,005
	Independence Contract Drilling, Inc. (a)	403,005	2,031,145
			5,461,150
	Exploration & Production 5.0%
	United States 5.0%
♦	Synergy Resources Corporation (a)	1,202,884	7,878,890
	Whiting Petroleum Corporation (a)	321,542	2,344,041
			10,222,931
	General Partners 4.6%
	United States 4.6%
	Targa Resources Corporation	71,783	3,128,303
♦	Williams Companies, Inc.	218,964	6,117,854
			9,246,157
	Machinery 7.1%
	Ireland 1.5%
	Pentair PLC	48,039	3,076,898
	United States 5.6%
	Flowserve Corporation	102,388	4,952,507
	ITT, Inc.	118,706	4,294,783
	Wabtec Corporation	27,885	2,136,270
			14,460,458
	Materials 3.4%
	United States 3.4%
	Sealed Air Corporation	81,604	3,845,997
	Vulcan Materials Company	26,543	3,022,451
			6,868,448
	Oil & Gas Equipment & Services 2.9%
	Ireland 1.0%
	Weatherford International Plc (a)	346,175	1,893,577
	United States 1.9%
	Baker Hughes, Inc.	67,709	3,326,543
	Exterran Corporation (a)	41,057	580,136
			5,800,256
	Oil & Gas Exploration & Production 9.6%
	United States 9.6%
	Newfield Exploration Company (a)	67,635	2,932,654
♦	Parsley Energy, Inc. (a)	188,557	6,382,654
	PDC Energy, Inc. (a)	84,378	5,602,699
	Range Resources Corporation	114,801	4,427,875
			19,345,882
	Oil & Gas Refining & Marketing 4.2%
	United States 4.2%
	Marathon Petroleum Corporation	99,860	4,245,049
	Phillips 66	22,654	1,777,206
	Western Refining Inc.	97,764	2,459,742
			8,481,997

	Oil & Gas Services 3.2%
	United States 3.2%
♦	U.S. Silica Holdings, Inc.	164,335	6,450,149

	Oil & Gas Storage & Transportation 8.8%
	Bermuda 5.5%
♦	Golar LNG Ltd.	533,637	11,115,659
	Republic of the Marshall Islands 3.3%
	Scorpio Tankers, Inc.	771,897	3,774,576
	Teekay Corporation	411,879	2,977,885
			17,868,120
	Trading Companies & Distributors 2.3%
	United States 2.3%
	United Rentals, Inc. (a)	56,215	4,627,057

	Transportation 9.6%
	Canada 2.0%
	Canadian Pacific Railway Ltd.	25,970	3,976,267
	United States 7.6%
	CSX Corporation	83,735	2,368,026
	Kirby Corporation (a)	35,093	1,828,345
	Knight Transportation, Inc.	88,742	2,493,650
	Macquarie Infrastructure Corporation	36,705	2,934,198
	Ryder Systems, Inc.	28,635	1,876,165
	XPO Logistics, Inc. (a)	109,905	3,934,599
			19,411,250
	Utilities 1.5%
	United States 1.5%
	Dynegy, Inc. (a)	243,085	3,079,887

	Total Common Stocks (Cost $153,610,960)		161,272,903

	MLP Investments and Related Companies 19.0%
	Crude Oil & Refined Products 1.8%
	United States 1.8%
	MPLX, L.P.	110,137	3,648,839

	Large Cap Diversified 1.6%
	United States 1.6%
	Williams Partners, L.P.	86,897	3,310,776

	Natural Gas Gatherers & Processors 1.1%
	United States 1.1%
	American Midstream Partners, L.P.	170,640	2,267,806

	Oil & Gas Storage & Transportation 10.1%
	Republic of the Marshall Islands 4.6%
♦	GasLog Partners, L.P.	475,008	9,424,158
	United States 5.5%
	Energy Transfer Equity, L.P.	168,595	3,017,851
♦	Energy Transfer Partners, L.P.	201,395	8,043,716
			20,485,725
	Propane 4.4%
	United States 4.4%
♦	NGL Energy Partners, L.P.	485,175	8,801,074

	Total MLP Investments and Related Companies (Cost $35,824,826)		38,514,220

	Short-Term Investments - Investment Companies 3.3%
	United States 3.3%
	Fidelity Government Portfolio Fund - Institutional Class, 0.26% (b)	1,663,967	1,663,967
	First American Prime Obligations Fund - Class Z, 0.24% (b)	1,663,967	1,663,967
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.27% (b)	1,663,967	1,663,967
	Invesco Government & Agency Portfolio, 0.29% (b)	1,663,967	1,663,967

	Total Short-Term Investments - Investment Companies (Cost $6,655,868)		6,655,868

	Total Investments (Cost $196,091,654) (c)	101.9%	206,442,991
	Liabilities in Excess of Other Assets	(1.9)	(3,874,979)
	Net Assets	100.0%	$202,568,012

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2016, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2016. As such, it is classified as a non-income producing security as of August 31, 2016.
(b)	Rate reported is the current yield as of August 31, 2016.
(c)	As of August 31, 2016, cost was $199,130,053 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$15,002,694
Gross unrealized depreciation	(7,689,756)
Net unrealized appreciation	$7,312,938

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$161,272,903	$–	$–	$161,272,903
MLP Investments and Related Companies	38,514,220	–	–	38,514,220
Short-Term Investments	6,655,868	–	–	6,655,868
Total Investments in Securities	$206,442,991	$–	$–	$206,442,991

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS August 31, 2016 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Energy Income Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the MainStay Cushing Funds. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of August 31, 2016, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2016, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2016, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Lever 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

A MainStay Cushing Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor measure the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was measured as of August 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of August 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	October 25, 2016

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	October 25, 2016